FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of assets and liabilities measured at fair value on a recurring basis

				Total
				Assets
	Level 1	Level 2	Level 3	at Fair Value
	(In thousands)
At December 31, 2012

Assets

Securities available for sale
Residential mortgage-backed securities	$—	$8,184	$—	$8,184

At December 31, 2011

Assets

Securities available for sale
Government-sponsored enterprise obligations	$—	$503	$—	$503
Residential mortgage-backed securities	—	3,671	—	3,671
Total securities available for sale	$—	$4,174	$—	$4,174

Schedule of assets measured at fair value on a non-recurring basis
				Assets	Adjustments
	Level 1	Level 2	Level 3	at Fair Value	to Fair Value
	(In thousands)
At December 31, 2012

Impaired loans	$—	$—	$2,763	$2,763	$(320)
Other real estate owned	—	—	203	203	(19)
	$—	$—	$2,966	$2,966	$(339)

				Fair Value	Adjustments
	Level 1	Level 2	Level 3	Adjustments	to Fair Value
	(In thousands)
At December 31, 2011

Impaired loans	$—	$—	$1,028	$1,028	$(319)
Other real estate owned	—	—	30	30	(14)
	$—	$—	$1,058	$1,058	$(333)

Schedule of estimated fair values and related carrying amounts of the Company's financial instruments
	December 31, 2012
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$6,789	$6,789	$—	$—	$6,789
Securities available for sale	8,184	—	8,184	—	8,184
Securities held to maturity	1,594	—	1,731	—	1,731
FHLB stock	2,861	2,861	—	—	2,861
Loans held for sale	2,606	2,642	—	—	2,642
Loans, net	180,599	—	—	193,764	193,764
Accrued interest receivable	617	617	—	—	617
Capitalized mortgage servicing rights	890	—	1,099	—	1,099

Financial liabilities:
Deposits	$154,439	$—	$154,860	$—	$154,860
Long-term FHLB advances	23,600	—	24,100	—	24,100
Mortgagors’ escrow accounts	1,034	1,034	—	—	1,034
Accrued interest payable	60	60	—	—	60

	December 31, 2011
	Carrying	Fair Value
	Amount	Level 1	Level 2	Level 3	Total
	(In thousands)
Financial assets:
Cash and cash equivalents	$19,083	$19,083	$—	$—	$19,083
Securities available for sale	4,174	—	4,174	—	4,174
Securities held to maturity	2,322	—	2,506	—	2,506
FHLB stock	3,111	3,111	—	—	3,111
Loans held for sale	769	780	—	—	780
Loans, net	161,120	—	—	165,806	165,806
Accrued interest receivable	627	627	—	—	627
Capitalized mortgage servicing rights	458	—	493	—	493

Financial liabilities:
Deposits	$151,085	$—	$151,277	$—	$151,277
Securities sold under agreements to repurchase	573	573	—	—	573
Long-term FHLB advances	25,121	—	25,660	—	25,660
Mortgagors’ escrow accounts	730	730	—	—	730
Accrued interest payable	79	79	—	—	79